SHARE-BASED COMPENSATION - Share Option Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Options
Outstanding at the beginning	866,028	574,328	848,828
Granted	6,313,373	372,500
Exercise (in shares)	(3,694,934)	(34,000)
Forfeited (in shares)	(190,000)	(46,800)	(274,500)
Outstanding at the end	3,294,467	866,028	574,328	848,828
Vested and expected to vest at the end	3,294,467
Exercisable at the end	393,424
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 0.65	$ 0.30	$ 0.38
Granted (in dollars per share)	2.00	1.26
Exercised (in dollars per share)	1.93	0.55
Forfeited (in dollars per share)	1.70	1.22	0.55
Outstanding at the end (in dollars per share)	1.75	0.65	0.30	$ 0.38
Vested and expected to vest at the end (in dollars per share)	1.75
Exercisable at the end (in dollars per share)	0.75
Weighted Average Grant Date Fair Value
Outstanding at the beginning (in dollars per share)	3.67	2.80	3.75
Granted (in dollars per share)	7.01	5.46
Exercised (in dollars per share)	6.55	5.71
Forfeited (in dollars per share)	6.91	5.75	5.71
Outstanding at the end (in dollars per share)	6.65	$ 3.67	$ 2.80	$ 3.75
Vested and expected to vest at the end (in dollars per share)	6.65
Exercisable at the end (in dollars per share)	$ 4.46
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	8 years 9 months 11 days	7 years 3 months 7 days	7 years 1 month 21 days	8 years 6 months 22 days
Vested and expected to vest at the end (in years)	8 years 9 months 11 days
Exercisable at the end (in years)	6 years 8 months 5 days
Outstanding at the beginning (in dollars)	$ 6,328,171	$ 3,734,644	$ 4,907,569
Outstanding at the end (in dollars)	33,410,968	$ 6,328,171	$ 3,734,644	$ 4,907,569
Vested and expected to vest at the end (in dollars)	33,410,968
Exercisable at the end (in dollars)	$ 4,859,836